Debt Securities - Summary of Unsubordinated Debt Securities Outstanding Issued Under the Global Programs (Detail) $ in Thousands		12 Months Ended
	Jan. 01, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 ARS ($)	Dec. 31, 2017 ARS ($)	Jan. 01, 2017 ARS ($)
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Face Value				$ 19,446,028	$ 11,618,302	$ 12,717,145
Carrying amount				29,983,653	20,279,165	21,848,460
Grupo Financiero Galicia SA [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Type		Simple debt securities, not convertible into shares
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Currency	US$		US$
Face Value	$ 250,000,000	$ 250,000,000	$ 250,000,000
Type		Simple debt securities, not convertible into shares, subordinated or not, to be adjusted or not, secured or unsecured.
Term	120 months	120 months	120 months
Maturity Date	-	-	-
Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Type		Simple debt securities, not convertible into shares
Global program for issuance of unsubordinated debt securities class five series two [member] | Grupo Financiero Galicia SA [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Jan. 30, 2014
Currency	$
Face Value						78,200
Term	36 months
Maturity Date	01.31.17
Rate	Variable Badlar + 5.25%
Issuance Authorized by the C.N.V.	Apr. 25, 2013
Carrying amount						150,085
Type	Simple
Global program for issuance of unsubordinated debt securities class five series two [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Apr. 26, 2018
Currency		$
Face Value				2,032,833
Type		Simple
Term		36 months
Issuance Authorized by the C.N.V.		Apr. 18, 2018
Carrying amount				2,174,984
Global Program For Issuance Of Unsubordinated Debt Securities Class Six Series Two [Member] | Grupo Financiero Galicia SA [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Oct. 23, 2014
Currency	$
Face Value						109,845
Term	36 months
Maturity Date	10.23.17
Rate	Variable Badlar +4.25%
Issuance Authorized by the C.N.V.	Oct. 03, 2014
Carrying amount						209,826
Type	Simple
Global Program For Issuance Of Unsubordinated Debt Securities Class Seven [Member] | Grupo Financiero Galicia SA [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Jul. 27, 2015
Currency	$
Face Value						160,000
Term	24 months
Maturity Date	07.27.17
Rate	-1
Issuance Authorized by the C.N.V.	Jul. 16, 2015
Carrying amount						298,906
Type	Simple
Global Program For Issuance Of Unsubordinated Debt Securities Class Seven [Member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	May 04, 2011
Currency	US$
Face Value	$ 300,000,000
Term	84 months
Maturity Date	-
Rate	(2)(3)
Issuance Authorized by the C.N.V.	Apr. 14, 2011
Carrying amount						8,666,274
Type	Simple
Global program for issuance of unsubordinated debt securities class Twelve [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Jan. 28, 2011
Currency	US$
Face Value	$ 200,000,000
Term	2192 days
Maturity Date	01.28.17
Rate	Annual Nominal Fixed at 9%
Issuance Authorized by the C.N.V.	Jan. 14, 2011
Carrying amount						2,024,736
Type	Simple
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty Four Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Feb. 26, 2014	May 05, 2016	May 05, 2016
Currency	$	$	$
Face Value				234,309	234,309	33,500
Type		Simple
Term	1096 days	1095 days	1095 days
Maturity Date	02.26.17	05.05.19	05.05.19
Rate	Variable Badlar + 5%	Minimum 37% Rate/ Badlar + 4.98%	Minimum 37% Rate/ Badlar + 4.98%
Issuance Authorized by the C.N.V.	Feb. 14, 2014	Apr. 22, 2016	Apr. 22, 2016
Carrying amount				172,255	305,617	63,583
Type	Simple		Simple
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty Four Series Two [member] | Tarjetas Cuyanas S.A.[member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	May 05, 2016
Currency	$
Term	1095 days
Maturity Date	05.05.19
Rate	Minimum 37% Rate/ Badlar 9 + 4.98%
Issuance Authorized by the C.N.V.	Apr. 22, 2016
Carrying amount						354,070
Type	Simple
Global program for issuance of unsubordinated debt securities class twenty eight series two [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Jan. 22, 2015
Currency	$
Face Value						129,000
Term	731 days
Maturity Date	01.22.17
Rate	Variable Badlar + 4.5%
Issuance Authorized by the C.N.V.	Jan. 09, 2015
Carrying amount						48,759
Type	Simple
Global program for issuance of unsubordinated debt securities class twenty nine [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Apr. 27, 2015
Currency	$
Face Value						334,030
Term	731 days
Maturity Date	04.27.17
Rate	27.75% Mixed Rate/ Badlar + 4.5%
Issuance Authorized by the C.N.V.	Apr. 16, 2015
Carrying amount						320,917
Type	Simple
Global program for issuance of unsubordinated debt securities class thirty [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Jun. 29, 2015
Currency	$
Face Value						400,000
Term	731 days
Maturity Date	06.29.17
Rate	27.75% Mixed Rate/ Badlar + 4.5%
Issuance Authorized by the C.N.V.	Jun. 18, 2015
Carrying amount						620,374
Type	Simple
Global program for issuance of unsubordinated debt securities class thirty one [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Oct. 19, 2015
Currency	$
Face Value						370,851
Term	548 days
Maturity Date	04.19.17
Rate	27% Mixed Rate/ Badlar + 4.5%
Issuance Authorized by the C.N.V.	Oct. 07, 2015
Carrying amount						348,211
Type	Simple
Global program for issuance of unsubordinated debt securities class thirty two [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Jan. 20, 2016
Currency	$
Face Value						260,811
Term	639 days
Maturity Date	10.20.17
Rate	Variable Badlar +4.5%
Issuance Authorized by the C.N.V.	Oct. 07, 2015
Carrying amount						293,380
Type	Simple
Global program for issuance of unsubordinated debt securities class thirty three series one [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Apr. 13, 2016
Currency	$
Face Value						133,092
Term	548 days
Maturity Date	10.13.17
Rate	Minimum 37% Rate/ Badlar +4.5%
Issuance Authorized by the C.N.V.	Mar. 28, 2016
Carrying amount						231,198
Type	Simple
Global program for issuance of unsubordinated debt securities class thirty three series two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Apr. 13, 2016	Apr. 13, 2016	Apr. 13, 2016
Currency	$	$	$
Face Value				366,908	366,908	366,908
Type		Simple
Term	1095 days	1095 days	1095 days
Maturity Date	04.13.19	04.13.19	04.13.19
Rate	Minimum 37% Rate/ Badlar +5.4%	Minimum 37% Rate/Badlar +5.40%	Minimum 37% Rate/ Badlar +5.40%
Issuance Authorized by the C.N.V.	Mar. 28, 2016	Mar. 28, 2016	Mar. 28, 2016
Carrying amount				412,803	553,033	704,916
Type	Simple		Simple
Global program for issuance Of Unsubordinated Debt Securities Class Thirty Four Series One [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Jun. 29, 2016
Currency	$
Face Value						124,603
Term	548 days
Maturity Date	12.29.17
Rate	Minimum 32% Rate/ Badlar +3.38%
Issuance Authorized by the C.N.V.	Jun. 21, 2016
Carrying amount						192,226
Type	Simple
Global program for issuance of unsubordinated debt securities class thirty four series two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Jun. 29, 2016	Jun. 29, 2016	Jun. 29, 2016
Currency	$	$	$
Face Value				475,397	475,397	475,397
Type		Simple
Term	1461 days	1461 days	1461 days
Maturity Date	06.29.20	06.29.20	06.29.20
Rate	Minimum 32% Rate/ Badlar +4.67%	Minimum 32% Rate/ Badlar +4.67%	Minimum 32% Rate/ Badlar +4.67%
Issuance Authorized by the C.N.V.	Jun. 21, 2016	Jun. 21, 2016	Jun. 21, 2016
Carrying amount				541,106	697,050	859,445
Type	Simple		Simple
Global Program for Issuance of Unsubordinated Debt Securities Class Thirty Five Series One [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Sep. 27, 2016		Sep. 27, 2016
Currency	$		$
Face Value					225,611	225,611
Term	546 days		546 days
Maturity Date	03.27.18		03.27.18
Rate	Minimum 26% Rate/ Badlar +2.99%		Minimum 26% Rate/ Badlar +2.99%
Issuance Authorized by the C.N.V.	Sep. 15, 2016		Sep. 15, 2016
Carrying amount					335,414	413,913
Type	Simple		Simple
Global program for issuance of unsubordinated debt securities class thirty five series two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Sep. 27, 2016	Sep. 27, 2016	Sep. 27, 2016
Currency	$	$	$
Face Value				774,389	774,389	774,389
Type		Simple
Term	1461 days	1461 days	1461 days
Maturity Date	09.27.20	09.27.20	09.27.20
Rate	Minimum 26% Rate/ Badlar +3.99%	Minimum 26% Rate/ Badlar +3.99%	Minimum 26% Rate/ Badlar +3.99%
Issuance Authorized by the C.N.V.	Sep. 15, 2016	Sep. 15, 2016	Sep. 15, 2016
Carrying amount				728,000	1,117,422	1,385,944
Type	Simple		Simple
Global Program for Issuance of Unsubordinated Debt Securities Class Thirty Six Series One [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Dec. 07, 2016		Dec. 07, 2016
Currency	$		$
Face Value					210,571	210,571
Term	547 days		547 days
Maturity Date	06.07.18		06.07.18
Rate	Minimum 25.25% Rate/ Badlar +3.25%		Minimum 25.25% Rate/ Badlar + 3.25%
Issuance Authorized by the C.N.V.	Nov. 23, 2016		Nov. 23, 2016
Carrying amount					313,977	360,637
Type	Simple		Simple
Global program for issuance of unsubordinated debt securities class thirty six series two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Dec. 07, 2016	Dec. 07, 2016	Dec. 07, 2016
Currency	$	$	$
Face Value				636,409	636,409	636,409
Type		Simple
Term	1095 days	1095 days	1095 days
Maturity Date	12.07.19	12.07.19	12.07.19
Rate	Minimum 25.25% Rate/ Badlar +4%	Minimum 25.25% Rate/Badlar + 4%	Minimum 25.25% Rate/ Badlar + 4%
Issuance Authorized by the C.N.V.	Nov. 23, 2016	Nov. 23, 2016	Nov. 23, 2016
Carrying amount				648,695	922,082	1,023,720
Type	Simple		Simple
Global Program For Issuance Of Unsubordinated Debt Securities Class Nineteen Series Two [Member] | Tarjetas Cuyanas S.A.[member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Feb. 20, 2015
Currency	$
Term	731 days
Maturity Date	02.20.17
Rate	Variable Badlar + 7 4.95%
Issuance Authorized by the C.N.V.	Feb. 06, 2015
Carrying amount						19,218
Type	Simple
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty one [Member] | Tarjetas Cuyanas S.A.[member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Aug. 12, 2015
Currency	$
Term	550 days
Maturity Date	02.12.17
Rate	Variable Badlar 7 +4.5%
Issuance Authorized by the C.N.V.	Jul. 29, 2015
Carrying amount						381,218
Type	Simple
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty two [Member] | Tarjetas Cuyanas S.A.[member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Nov. 13, 2015
Currency	$
Term	547 days
Maturity Date	05.13.17
Rate	Variable Badlar + 7 4.25%
Issuance Authorized by the C.N.V.	Nov. 03, 2015
Carrying amount						570,817
Type	Simple
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty Three [Member] | Tarjetas Cuyanas S.A.[member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Mar. 16, 2016
Currency	$
Term	549 days
Maturity Date	09.16.17
Rate	Minimum 35.25% Rate/ Badlar 7 +4.99%
Issuance Authorized by the C.N.V.	Mar. 07, 2016
Carrying amount						302,381
Type	Simple
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty Four Series One [member] | Tarjetas Cuyanas S.A.[member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	May 05, 2016
Currency	$
Term	549 days
Maturity Date	11.05.17
Rate	Minimum 37% Rate/ Badlar 7 +4.08%
Issuance Authorized by the C.N.V.	Apr. 22, 2016
Carrying amount						125,645
Type	Simple
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty Five [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Jul. 26, 2016	Jul. 26, 2016
Currency		$	$
Face Value				400,000	400,000
Type		Simple
Term		1461 days	1461 days
Maturity Date		07.26.20	07.26.20
Rate		Minimum 30% Rate/ Badlar + 3.94%	Minimum 30% Rate/ Badlar + 3.94%
Issuance Authorized by the C.N.V.		Jul. 13, 2016	Jul. 13, 2016
Carrying amount				430,504	619,400
Type			Simple
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty Five [member] | Tarjetas Cuyanas S.A.[member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Jul. 26, 2016
Currency	$
Term	1461 days
Maturity Date	07.26.20
Rate	Minimum 30% Rate/ Badlar 0 + 3.94%
Issuance Authorized by the C.N.V.	Jul. 13, 2016
Carrying amount						677,665
Type	Simple
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty Six Series One [member] | Tarjetas Cuyanas S.A.[member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Oct. 24, 2016
Currency	$
Term	547 days
Maturity Date	04.24.18
Rate	Minimum 26% Rate/ Badlar 8 + 2.75%
Issuance Authorized by the C.N.V.	Oct. 14, 2016
Carrying amount						289,314
Type	Simple
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty Six Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Oct. 24, 2016	Oct. 24, 2016
Currency		$	$
Face Value				350,237	350,237
Type		Simple
Term		1461 days	1461 days
Maturity Date		10.24.20	10.24.20
Rate		Minimum 26% Rate/ Badlar + 4.00%	Minimum 26% Rate/ Badlar + 4%
Issuance Authorized by the C.N.V.		Oct. 14, 2016	Oct. 14, 2016
Carrying amount				358,563	448,220
Type			Simple
Global Program For Issuance Of Unsubordinated Debt Securities Class Twenty Six Series Two [member] | Tarjetas Cuyanas S.A.[member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Oct. 24, 2016
Currency	$
Term	1461 days
Maturity Date	10.24.20
Rate	Minimum 26% Rate/ Badlar + 0 4%
Issuance Authorized by the C.N.V.	Oct. 14, 2016
Carrying amount						676,589
Type	Simple
Global program for issuance of unsubordinated debt securities class one [Member] | Tarjeta del Mar S.A.[member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement	Feb. 19, 2016
Currency	$
Term	18 months
Maturity Date	08.19.17
Rate	Variable Badlar 7 +4.5%
Issuance Authorized by the C.N.V.	Feb. 04, 2016
Carrying amount						$ 234,493
Type	Simple
Global program for issuance of unsubordinated debt securities class three [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Feb. 17, 2017	Feb. 17, 2017
Currency		$	$
Face Value		$ 150,537,000	$ 150,537,000
Type		Simple
Term		36 months	36 months
Maturity Date			-
Issuance Authorized by the C.N.V.		Feb. 06, 2017	Feb. 06, 2017
Carrying amount				2,471,648	3,589,743
Type			Simple
Global program for issuance of unsubordinated debt securities class four [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		May 18, 2017	May 18, 2017
Currency		$	$
Face Value				2,000,000	2,000,000
Type		Simple
Term		36 months	36 months
Maturity Date			-
Issuance Authorized by the C.N.V.		May 08, 2017	May 08, 2017
Carrying amount				2,126,523	3,037,480
Type			Simple
Global program for issuance ofunsubordinated debt securities class five series one [member] | Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Apr. 26, 2018
Currency		$
Face Value				4,209,250
Type		Simple
Term		24 months
Issuance Authorized by the C.N.V.		Apr. 18, 2018
Carrying amount				4,898,450
Global program for issuance of unsubordinated debt securities class thirty seven [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Apr. 11, 2017	Apr. 11, 2017
Currency		$	$
Face Value				3,845,700	3,845,700
Type		Simple
Term		1826 days	1826 days
Maturity Date		04.11.22	04.11.22
Rate		Minimum 15% Rate/ Badlar + 3.50%	Minimum 15% Rate/ Badlar + 3.50%
Issuance Authorized by the C.N.V.		Mar. 30, 2017	Mar. 30, 2017
Carrying amount				4,083,446	5,940,224
Type			Simple
Global program for issuance of unsubordinated debt securities class thirty eight [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Nov. 13, 2017	Nov. 13, 2017
Currency		$	$
Face Value				503,333	503,333
Type		Simple
Term		546 days	546 days
Maturity Date		05.13.19	05.13.19
Rate		Minimum 29.05% Rate/MR20 + 4%	Minimum 29.05% Rate/ MR20 + 4%
Issuance Authorized by the C.N.V.		Nov. 07, 2017	Nov. 07, 2017
Carrying amount				538,056	762,789
Type			Simple
Global program for issuance of unsubordinated debt securities class thirty nine [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Feb. 14, 2018
Currency		$
Face Value				754,538
Type		Simple
Term		546 days
Maturity Date		09.14.19
Rate		Minimum 26.75% Rate/MR 20 +3.4%
Issuance Authorized by the C.N.V.		Feb. 02, 2018
Carrying amount				803,823
Global program for issuance of unsubordinated debt securities class ten series one [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Apr. 10, 2018
Currency		$
Face Value				597,500
Type		Simple
Term		546 days
Maturity Date		10.10.19
Rate		25.98% Fixed Rate
Issuance Authorized by the C.N.V.		Mar. 27, 2018
Carrying amount				708,732
Global Program For Issuance Of Unsubordinated Debt Securities Class Ten Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Apr. 10, 2018
Currency		$
Face Value				1,402,500
Type		Simple
Term		914 days
Maturity Date		10.10.20
Rate		Minimum 27% Rate/ Badlar + 3.69%
Issuance Authorized by the C.N.V.		Mar. 27, 2018
Carrying amount				1,547,760
Global program for issuance of unsubordinated debt securities class ten one series one [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Nov. 15, 2018
Currency		$
Face Value				854,102
Type		Simple
Term		365 days
Maturity Date		11.15.19
Rate		54% Fixed Rate
Carrying amount				905,479
Global Program For Issuance Of Unsubordinated Debt Securities Class Ten One Series Two [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Nov. 15, 2018
Currency		$
Face Value				343,555
Type		Simple
Term		547 days
Maturity Date		05.15.20
Rate		Badlar + 10%
Carrying amount				346,775
Global Program For Issuance Of Unsubordinated Debt Securities Class Ten Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Dec. 17, 2018
Currency		$
Face Value				1,266,303
Type		Simple
Term		287 days
Maturity Date		09.30.19
Rate		58% Fixed Rate
Carrying amount				1,234,147
Global Program For Issuance Of Unsubordinated Debt Securities Twenty Seven Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Feb. 10, 2017	Feb. 10, 2017
Currency		$	$
Face Value				500,000	500,000
Type		Simple
Term		1095 days	1095 days
Maturity Date		02.10.20	02.10.20
Rate		Minimum 23.5% Rate/ Badlar + 3.50%	Minimum 23.5% Rate/ Badlar + 3.5%
Issuance Authorized by the C.N.V.		Feb. 02, 2017	Feb. 02, 2017
Carrying amount				500,457	761,711
Type			Simple
Global Program For Issuance Of Unsubordinated Debt Securities Twenty Eight Series One [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Jun. 17, 2017	Jun. 09, 2017
Currency		$	$
Face Value				128,175	128,175
Type		Simple
Term		730 days	730 days
Maturity Date		06.09.19	06.09.19
Rate		Minimum 25% Rate/ Badlar + 3.05%	Minimum 25% Rate/ Badlar + 3.05%
Issuance Authorized by the C.N.V.		May 29, 2017	May 29, 2017
Carrying amount				126,755	192,243
Type			Simple
Global Program For Issuance Of Unsubordinated Debt Securities Twenty Eight Series Two [member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement		Jun. 09, 2017	Jun. 09, 2017
Currency		$	$
Face Value				371,825	371,825
Type		Simple
Term		1461 days	1461 days
Maturity Date		06.09.21	06.09.21
Rate		Minimum 25% Rate/ Badlar + 3.70%	Minimum 25% Rate/ Badlar + 3.7%
Issuance Authorized by the C.N.V.		May 29, 2017	May 29, 2017
Carrying amount				$ 374,000	451,047
Type			Simple
Global Program for Issuance of Unsubordinated Debt Securities Twenty Six Series One [Member] | Tarjeta Naranja S.A. [member]
Disclosure of Unsubordinated Debt Securities Outstanding [Line Items]
Date of Placement			Oct. 24, 2016
Currency			$
Face Value					149,763
Term			547 days
Maturity Date			04.24.18
Rate			Minimum 26% Rate/ Badlar + 2.75%
Issuance Authorized by the C.N.V.			Oct. 14, 2016
Carrying amount					$ 231,713
Type			Simple